Offerings - Offering: 1	Nov. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 5,295,711.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 731.34